PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 29,591	$ 30,770
Less: accumulated depreciation and amortization	(25,980)	(26,559)
Property and equipment, net	3,611	4,211
Depreciation and amortization expenses	1,954	3,022	$ 4,662
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,941	7,219
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,777	2,686
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,400	8,392
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,473	$ 12,473